FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Securities pledged as collateral (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial assets investments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	$ 1,553,019	$ 849,114
Investments pledged as collateral in money market
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	259,876	275,529
Investments pledged as collateral in money market | Securities issued by foreign governments | Up to 3 months | Time deposits
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	120,477
Investments pledged as collateral in money market | Securities issued by foreign governments | Between 3 and 6 months | Time deposits
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	94,582
Investments pledged as collateral in money market | Securities issued by foreign governments | Greater 12 months | Bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral		212,249
Investments pledged as collateral in money market | Securities issued by other financial institutions | Up to 3 months | Time deposits
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	5,443
Investments pledged as collateral in money market | Securities issued by other financial institutions | Between 6 and 12 months | Time deposits
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	2,179
Investments pledged as collateral in money market | Securities issued by other financial institutions | Greater 12 months | Time deposits
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	25,938	2,171
Investments pledged as collateral in money market | Securities issued by other financial institutions | Greater 12 months | Bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	6,687	1,861
Investments pledged as collateral in money market | Corporate bonds | Up to 3 months | Bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	4,570
Investments pledged as collateral in money market | Corporate bonds | Between 3 and 6 months | Bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral		5,101
Investments pledged as collateral in money market | Securities issued by the Colombian Government | Up to 3 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral		23,764
Investments pledged as collateral in money market | Securities issued by the Colombian Government | Greater 12 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral		30,383
Investments pledged as collateral in derivative operations
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	1,293,143	573,585
Investments pledged as collateral in derivative operations | Securities issued by foreign governments | Between 3 and 6 months | Foreign issueds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	1,875
Investments pledged as collateral in derivative operations | Securities issued by the Colombian Government | Up to 3 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	39,257	320,252
Investments pledged as collateral in derivative operations | Securities issued by the Colombian Government | Between 3 and 6 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral		38,083
Investments pledged as collateral in derivative operations | Securities issued by the Colombian Government | Between 6 and 12 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	7,821
Investments pledged as collateral in derivative operations | Securities issued by the Colombian Government | Greater 12 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	$ 1,244,190	$ 215,250